Related Party Transactions (Details) - Schedule of Short-Term Borrowing from Related Party - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Short-term Borrowing from Related Party [Line Items]
Short-term borrowing			$ 3,104,149
Guardforce Holdings (HK) Limited [Member]
Schedule of Short-term Borrowing from Related Party [Line Items]
Short-term borrowing	[1]		1,666,846
Tu Jingyi [Member]
Schedule of Short-term Borrowing from Related Party [Line Items]
Short-term borrowing	[2]		$ 1,437,303

[1]	On April 17, 2020, the Company borrowed $2,735,000 from Guardforce Holdings (HK) Limited. As of December 31, 2023, the outstanding principal amount of this loan was $1,666,846. The loan is unsecured with an interest rate at 2%. Pursuant to a settlement plan with Tu Jingyi (“Mr. Tu”) dated March 22, 2024, the Company had fully paid off this balance in cash on May 3, 2024.
[2]	On September 1, 2018, the Company entered into an agreement with Tu Jingyi whereby Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%. Pursuant to a settlement plan with Tu Jingyi (“Mr. Tu”) dated March 22, 2024, the Company had fully paid off this balance in cash on May 3, 2024.